Debt - Additional Information (Details)		12 Months Ended
	Jun. 02, 2023 MXN ($)	Dec. 31, 2025 MXN ($) Stores	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Sep. 17, 2025 MXN ($)	Jul. 11, 2024	Jul. 10, 2024
Schedule of debt [line items]
Ending Balance		$ 2,248,951,000	$ 1,033,458,000	$ 5,661,905,000
HSBC Supplier Finance Agreement
Schedule of debt [line items]
Principal amount under finance agreement					$ 1,100,000,000
Convenant agreement least amount required to pass through the trust the cash flows from stores	$ 880,000,000
Outstanding balance related to supplier finance arrangement		86,881,000	362,450,000
Santander
Schedule of debt [line items]
Aggregate limit of amounts invoiced under arrangement		$ 800,000,000
Number of stores | Stores		419
Minimum aggregate amount		$ 300,000,000
Revolving credit line		426,000,000
Available amount related to credit line		$ 275,132,000	152,795,000
Santander Credit Line
Schedule of debt [line items]
Promissory note maturity date		1
Available amount related to credit line		$ 1,209,000	179,045,000
Interest rate		2.00%				2.00%	3.15%
HSBC
Schedule of debt [line items]
Promissory note maturity date		1
Available amount related to credit line		$ 330,000,000	540,000,000
Interest rate		2.00%
Santander and HSBC
Schedule of debt [line items]
Amount withdrew from revolving credit lines		$ 11,012,108,000	10,395,837,000	2,630,012,000
Repayment of amount drawn from revolving credit lines		$ 10,288,272,000	$ 10,395,837,000	$ 2,530,394,000